Acquisitions (Tables)	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Summary of Preliminary Calculations of the Fair Values of Assets Acquired and Liabilities Assumed
The following summarizes the preliminary calculations of the fair values of MDA assets acquired and liabilities assumed as of the acquisition date (in thousands):

Total Purchase Price	$3,967
Purchase Price Allocation:
Accounts Receivable	1,033
Contract assets	410
Property and equipment, net	39
Intangible Assets	990
Other assets	34
Accounts payable and other current liabilities	(70)
Contract liabilities	(230)

Total identifiable assets	$2,206
Goodwill	1,761

Net assets acquired	$3,967